Stockholders' Equity - Series Seed Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Dec. 23, 2014	May 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Class of Stock [Line Items]
Issuance of Founder Shares to Sponsor (in shares)		7,187,500
Preferred stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Blade Urban Air Mobility [Member]
Class of Stock [Line Items]
Preferred stock, par value					$ 0.00001
Blade Urban Air Mobility [Member] | Preferred stock - Series Seed
Class of Stock [Line Items]
Issuance of Founder Shares to Sponsor (in shares)	2,817,000
Preferred stock, par value	$ 0.00001		$ 0.00001		$ 0.00001		$ 0.00001
Price per share	$ 1.00
Net proceeds from issuance	$ 2,817